Deposits (Scheduled Maturities of Time Deposits) (Details) (USD $)	Dec. 31, 2013
Disclosure Deposits Scheduled Maturities Of Time Deposits [Abstract]
2014	$ 74,239,000.00
2015	37,623,000.00
2016	6,540,000.00
2017	583,000.00
2018	58,000.00
Total	$ 119,043,000.00